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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Bond Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 40.5%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$1,551,000	$1,554,877
BE Aerospace, Inc. Senior Unsecured (c)
04/01/22	5.250%	538,000	547,415
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,039,000	1,075,365
Huntington Ingalls Industries, Inc. (c)
03/15/21	7.125%	476,000	493,850
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,772,000	1,878,320
L-3 Communications Corp.
02/15/21	4.950%	8,450,000	9,117,863
Oshkosh Corp.
03/01/17	8.250%	219,000	240,626
03/01/20	8.500%	421,000	462,048
Raytheon Co. Senior Unsecured
10/15/40	4.875%	846,000	930,101
TransDigm, Inc. (c)
12/15/18	7.750%	590,000	626,875
Total			16,927,340
Automotive 0.7%
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%	475,000	495,187
Chrysler Group LLC/Co-Issuer, Inc. (c)
Secured
06/15/19	8.000%	1,166,000	1,168,915
06/15/21	8.250%	467,000	468,168
Dana Holding Corp. (c)
Senior Unsecured
02/15/19	6.500%	252,000	263,970
02/15/21	6.750%	519,000	554,032
Delphi Corp.
05/15/21	6.125%	117,000	124,605
Delphi Corp. (c)
05/15/19	5.875%	349,000	365,578
FUEL Trust Secured (b)
06/15/16	3.984%	13,614,000	14,139,582
Lear Corp. (c)
03/15/18	7.875%	1,094,000	1,197,930
03/15/20	8.125%	192,000	214,560
Schaeffler Finance BV (b)(c)
Senior Secured
02/15/17	7.750%	278,000	287,730
02/15/19	8.500%	399,000	420,945
Visteon Corp. (c)
04/15/19	6.750%	1,284,000	1,279,185
Total			20,980,387

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking 7.2%
Banco de Bogota SA Senior Unsecured (b)(c)
01/15/17	5.000%	$420,000	$429,518
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	2,870,000	3,382,593
Barclays Bank PLC (b)(c)(d)
09/29/49	7.434%	13,655,000	13,786,948
Barclays Bank PLC (d)
12/15/49	6.278%	6,710,000	5,032,500
Capital One Capital III
08/15/36	7.686%	4,465,000	4,509,650
Capital One/IV (d)
02/17/37	6.745%	15,130,000	15,111,088
Capital One/V
08/15/39	10.250%	13,185,000	13,646,475
Citigroup, Inc. Senior Unsecured (c)
01/30/42	5.875%	3,855,000	4,101,924
Discover Bank Subordinated Notes
11/18/19	8.700%	7,035,000	8,975,253
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	14,660,000	13,432,767
JPMorgan Chase & Co. (c)(d)
04/29/49	7.900%	18,297,000	19,842,365
JPMorgan Chase Capital XX
09/29/36	6.550%	14,975,000	14,897,654
JPMorgan Chase Capital XXII
02/02/37	6.450%	3,635,000	3,589,613
JPMorgan Chase Capital XXIII (d)
05/15/47	1.467%	3,315,000	2,295,412
JPMorgan Chase Capital XXV
10/01/37	6.800%	6,995,000	7,013,187
Lloyds Banking Group PLC (b)(c)(d)
12/31/49	6.657%	10,081,000	5,897,385
Lloyds Banking Group PLC (b)(d)
11/29/49	6.267%	565,000	319,225
Lloyds TSB Bank PLC
03/28/17	4.200%	8,566,000	8,554,470
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	185,000	190,190
Subordinated Notes
05/02/17	5.700%	4,975,000	5,055,451
NB Capital Trust II
12/15/26	7.830%	1,168,000	1,168,000
National City Preferred Capital Trust I (c)(d)
12/31/49	12.000%	18,081,000	18,958,652

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
State Street Corp.
03/15/18	4.956%	$21,834,000	$22,842,731
State Street Corp. (c)
Senior Unsecured
03/07/16	2.875%	2,518,000	2,660,975
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	385,000	403,288
USB Capital XIII Trust
12/15/39	6.625%	15,066,000	15,481,972
Wachovia Capital Trust III (d)
03/29/49	5.570%	3,940,000	3,664,200
Wells Fargo Capital X
12/15/36	5.950%	8,725,000	8,691,243
Total			223,934,729
Brokerage 0.1%
E*Trade Financial Corp.
Senior Unsecured
11/30/17	12.500%	1,001,000	1,148,647
E*Trade Financial Corp. (c)
Senior Unsecured
12/01/15	7.875%	378,000	383,670
Eaton Vance Corp. Senior Unsecured (c)
10/02/17	6.500%	1,863,000	2,132,269
Neuberger Berman Group LLC/Finance Corp. (b)
Senior Unsecured
03/15/20	5.625%	254,000	259,715
Neuberger Berman Group LLC/Finance Corp. (b)(c)
Senior Unsecured
03/15/22	5.875%	381,000	390,525
Total			4,314,826
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	1,066,000	1,089,985
Gibraltar Industries, Inc.
12/01/15	8.000%	537,000	546,397
Interface, Inc. (c)
12/01/18	7.625%	427,000	457,958
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	490,000	467,950
Nortek, Inc. (c)
12/01/18	10.000%	64,000	67,520
04/15/21	8.500%	366,000	355,020
Total			2,984,830
Chemicals 1.0%
Celanese U.S. Holdings LLC (c)
06/15/21	5.875%	208,000	216,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	$3,926,000	$4,396,904
Dow Chemical Co. (The) (c)
Senior Unsecured
11/15/20	4.250%	4,717,000	5,016,213
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured (c)
02/01/18	8.875%	1,119,000	1,113,405
Hexion US Finance Corp. Senior Unsecured (b)(c)
04/15/20	6.625%	1,087,000	1,097,870
Huntsman International LLC
03/15/21	8.625%	245,000	274,400
Ineos Finance PLC (b)
Senior Secured
05/15/15	9.000%	932,000	978,600
02/15/19	8.375%	594,000	610,335
05/01/20	7.500%	99,000	98,010
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	417,000	433,680
Koppers, Inc.
12/01/19	7.875%	74,000	78,995
Lubrizol Corp.
02/01/19	8.875%	2,496,000	3,488,270
LyondellBasell Industries NV (b)
Senior Notes
04/15/19	5.000%	8,405,000	8,552,087
LyondellBasell Industries NV (b)(c)
11/15/21	6.000%	2,319,000	2,481,330
Senior Notes
04/15/24	5.750%	1,235,000	1,265,875
MacDermid, Inc. (b)
04/15/17	9.500%	449,000	466,960
Momentive Performance Materials, Inc. Secured (c)
06/15/14	12.500%	435,000	455,663
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	9,000	10,058
Polypore International, Inc. (c)
11/15/17	7.500%	749,000	782,705
Total			31,818,200
Construction Machinery 0.3%
CNH Capital LLC (b)
11/01/16	6.250%	1,394,000	1,453,245
Case New Holland, Inc. (c)
12/01/17	7.875%	919,000	1,047,660
Columbus McKinnon Corp.
02/01/19	7.875%	302,000	318,610

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Manitowoc Co., Inc. (The) (c)
11/01/20	8.500%	$567,000	$608,107
Neff Rental LLC/Finance Corp. Secured (b)(c)
05/15/16	9.625%	745,000	739,412
Terex Corp.
04/01/20	6.500%	252,000	251,370
UR Merger Sub Corp.
Senior Unsecured
11/15/19	10.250%	292,000	324,850
UR Merger Sub Corp. (b)
05/15/20	7.375%	227,000	232,108
UR Merger Sub Corp. (b)(c)
04/15/22	7.625%	567,000	579,758
Secured
07/15/18	5.750%	274,000	277,425
UR Merger Sub Corp. (c)
12/15/19	9.250%	839,000	924,997
09/15/20	8.375%	477,000	486,540
Senior Unsecured
02/01/21	8.250%	318,000	336,285
Xerium Technologies, Inc.
06/15/18	8.875%	295,000	222,725
Total			7,803,092
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	484,000	489,445
Realogy Corp. Senior Secured (b)(c)
01/15/20	9.000%	407,000	407,000
West Corp. (c)
10/01/18	8.625%	211,000	219,967
Total			1,116,412
Consumer Products 0.1%
Jarden Corp. (c)
01/15/20	7.500%	699,000	758,415
Libbey Glass, Inc. (b)
05/15/20	6.875%	229,000	230,717
Mead Products LLC/ACCO Brands Corp. (b)(c)
04/30/20	6.750%	223,000	229,133
Spectrum Brands, Inc. Senior Unsecured (b)(c)
03/15/20	6.750%	1,040,000	1,053,000
Total			2,271,265
Diversified Manufacturing 0.2%
Actuant Corp. (b)
06/15/22	5.625%	311,000	317,997

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	$626,000		$661,995
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%		610,000	646,600
Tomkins LLC/Inc. Secured
10/01/18	9.000%		1,028,000	1,129,515
Tyco International Ltd./Finance SA
01/15/21	6.875%		1,800,000	2,314,732
WireCo WorldGroup, Inc.
05/15/17	9.500%		329,000	342,160
Total				5,412,999
Electric 4.2%
AES Corp. (The) (b)(c)
Senior Unsecured
07/01/21	7.375%		1,332,000	1,438,560
AES Corp. (The) (c)
Senior Unsecured
06/01/20	8.000%		445,000	500,625
Alabama Power Co. Senior Unsecured (c)
03/15/41	5.500%		16,637,000	20,822,503
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		6,016,000	7,104,282
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		245,000	254,800
12/15/15	6.875%		603,000	669,960
Calpine Corp. Senior Secured (b)(c)
02/15/21	7.500%		1,290,000	1,348,050
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		828,000	879,750
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		324,000	384,280
Companhia De Eletricidade Do Estad
04/27/16	11.750%	BRL	775,000	420,768
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		233,000	334,742
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%		6,686,000	7,959,489
Dominion Resources, Inc. (c)
Senior Unsecured
08/15/19	5.200%		2,190,000	2,588,124

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	$3,826,000	$4,660,041
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	5,050,000	6,134,220
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	2,633,000	3,189,487
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	252,000	234,360
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	297,000	330,859
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	5,393,000	6,617,702
Nevada Power Co.
05/15/18	6.500%	5,393,000	6,637,920
08/01/18	6.500%	4,998,000	6,189,236
05/15/41	5.450%	12,255,000	14,954,164
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	2,112,000	2,402,406
Ohio Edison Co. Senior Unsecured (c)
05/01/15	5.450%	1,245,000	1,365,596
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	7,071,000	7,296,388
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	2,175,000	2,632,696
Progress Energy, Inc. Senior Unsecured (c)
12/01/19	4.875%	748,000	865,876
Southern California Edison Co. 1st Mortgage (c)
09/01/40	4.500%	1,005,000	1,122,954
Tampa Electric Co. Senior Unsecured (c)
05/15/18	6.100%	7,079,000	8,556,741
Toledo Edison Co. (The) Senior Secured (c)
05/15/37	6.150%	7,898,000	9,815,998
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	3,770,000	3,939,118
Total			131,651,695

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Entertainment 0.2%
AMC Entertainment, Inc. (c)
06/01/19	8.750%	$649,000	$694,430
12/01/20	9.750%	46,000	49,450
Cinemark U.S.A., Inc (c)
06/15/21	7.375%	81,000	86,670
Speedway Motorsports, Inc. (c)
02/01/19	6.750%	80,000	82,200
Time Warner, Inc.
03/29/41	6.250%	2,693,000	3,191,250
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	2,927,496	2,927,497
Vail Resorts, Inc. (c)
05/01/19	6.500%	551,000	577,173
Total			7,608,670
Food and Beverage 1.3%
ARAMARK Holdings Corp. Senior Unsecured PIK (b)(c)
05/01/16	8.625%	142,000	145,196
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	8,327,000	8,866,223
ConAgra Foods, Inc. Senior Unsecured (c)
10/01/28	7.000%	4,580,000	5,730,579
Del Monte Corp.
02/15/19	7.625%	144,000	139,680
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	8,815,000	9,029,390
HJ Heinz Co.
Senior Unsecured
03/01/17	1.500%	9,045,000	9,057,319
03/01/22	2.850%	5,490,000	5,530,972
HJ Heinz Co. (c)
Senior Unsecured
09/12/21	3.125%	1,195,000	1,245,350
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	225,000	253,542
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	144,000	146,880
Total			40,145,131
Gaming 0.2%
Caesars Entertainment Operating Co., Inc. (b)(c)
Senior Secured
02/15/20	8.500%	798,000	795,007
Caesars Entertainment Operating Co., Inc. (c)
Secured
04/15/18	12.750%	449,000	354,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Senior Secured
06/01/17	11.250%	$665,000	$706,563
Chester Downs & Marina LLC Senior Secured (b)(c)
02/01/20	9.250%	344,000	354,320
MGM Resorts International
03/01/18	11.375%	757,000	872,442
MGM Resorts International (c)
Senior Secured
03/15/20	9.000%	707,000	774,165
Penn National Gaming, Inc. Senior Subordinated Notes (c)
08/15/19	8.750%	48,000	52,920
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	577,000	644,798
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	61,000	65,575
Senior Secured
10/01/20	6.535%	618,000	619,434
Seneca Gaming Corp. (b)
12/01/18	8.250%	851,000	862,701
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	195,000	188,175
Total			6,290,810
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,845,000	3,385,257

Gas Pipelines 4.0%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	14,028,000	16,308,602
El Paso LLC
Senior Unsecured
06/01/18	7.250%	54,000	60,750
01/15/32	7.750%	343,000	391,480
El Paso LLC (c)
Senior Unsecured
09/15/20	6.500%	2,195,000	2,403,525
El Paso Pipeline Partners Operating Co. LLC (c)
10/01/21	5.000%	12,100,000	12,955,361
Enterprise Products Operating LLC
02/01/41	5.950%	8,218,000	9,445,062
Enterprise Products Operating LLC (c)
02/15/42	5.700%	2,699,000	3,004,292
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/39	6.500%	2,589,000	2,969,381

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
MarkWest Energy Partners LP/Finance Corp. (c)
06/15/22	6.250%	$605,000	$620,125
NiSource Finance Corp.
09/15/20	5.450%	3,269,000	3,715,948
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	3,629,000	4,270,803
04/15/17	5.950%	6,175,000	7,248,763
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	3,360,000	3,765,384
01/15/37	6.650%	2,160,000	2,637,712
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	1,087,000	1,119,610
Regency Energy Partners LP/Finance Corp. (c)
06/01/16	9.375%	176,000	192,720
Southern Natural Gas Co LLC./Issuing Corp. Senior Unsecured
06/15/21	4.400%	6,925,000	7,430,608
Southern Natural Gas Co. LLC
Senior Unsecured
03/01/32	8.000%	265,000	357,182
Southern Natural Gas Co. LLC (b)
Senior Unsecured
04/01/17	5.900%	6,591,000	7,596,345
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,710,000	1,735,650
TransCanada PipeLines Ltd. (d)
05/15/67	6.350%	14,783,000	15,182,141
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	12,972,000	15,150,738
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	155,000	201,277
Williams Partners LP Senior Unsecured
04/15/40	6.300%	4,540,000	5,408,734
Total			124,172,193
Health Care 1.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	94,888	98,684
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	502,000	527,100
Biomet, Inc.
10/15/17	10.000%	523,000	556,341
CHS/Community Health Systems, Inc. (c)
11/15/19	8.000%	1,032,000	1,053,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	$851,000	$838,235
Emdeon, Inc. (b)
12/31/19	11.000%	447,000	496,170
Express Scripts Holding Co. (b)
02/15/17	2.650%	13,033,000	13,269,601
02/15/22	3.900%	14,235,000	14,770,307
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	221,000	219,895
Fresenius Medical Care U.S. Finance II, Inc. (b)(c)
07/31/19	5.625%	170,000	168,725
Fresenius Medical Care U.S. Finance, Inc. (b)(c)
09/15/18	6.500%	421,000	438,893
02/15/21	5.750%	461,000	455,238
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	535,000	549,712
HCA, Inc.
Senior Secured
02/15/20	6.500%	291,000	307,369
HCA, Inc. (c)
02/15/22	7.500%	1,411,000	1,478,904
Senior Secured
02/15/20	7.875%	885,000	971,287
09/15/20	7.250%	1,541,000	1,679,690
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	576,000	586,080
Health Management Associates, Inc. Senior Unsecured (b)(c)
01/15/20	7.375%	364,000	373,100
Healthsouth Corp. (c)
02/15/20	8.125%	651,000	696,570
09/15/22	7.750%	46,000	48,300
IASIS Healthcare LLC/Capital Corp. (c)
05/15/19	8.375%	668,000	627,920
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
11/01/19	12.500%	390,000	348,075
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)(c)
11/01/18	10.500%	469,000	473,690
Multiplan, Inc. (b)(c)
09/01/18	9.875%	1,035,000	1,097,100
PSS World Medical, Inc. (b)
03/01/22	6.375%	83,000	83,830
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	582,000	616,920
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	158,000	158,395
Radnet Management, Inc.
04/01/18	10.375%	199,000	197,010

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	$256,000	$243,200
STHI Holding Corp. Secured (b)
03/15/18	8.000%	536,000	562,800
United Surgical Partners International, Inc. Senior Unsecured (b)
04/01/20	9.000%	340,000	352,750
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	191,000	185,270
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/18	8.000%	1,349,000	1,322,020
02/01/19	7.750%	258,000	252,840
Wolverine Healthcare Analytics Senior Unsecured (b)(g)
06/01/20	10.625%	304,000	305,520
Total			46,411,471
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	256,000	273,920
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	2,386,000	2,904,351
Total			3,178,271
Home Construction —%
KB Home (c)
03/15/20	8.000%	213,000	206,078
Meritage Homes Corp. (b)
04/01/22	7.000%	237,000	240,555
Shea Homes LP/Funding Corp. Senior Secured (c)
05/15/19	8.625%	377,000	393,022
Taylor Morrison Communities, Inc./Monarch (b)
04/15/20	7.750%	501,000	516,030
Total			1,355,685
Independent Energy 1.5%
Anadarko Petroleum Corp. (c)
03/15/40	6.200%	5,280,000	6,044,924
Antero Resources Finance Corp. (b)
08/01/19	7.250%	113,000	114,413
Antero Resources Finance Corp. (c)
12/01/17	9.375%	27,000	29,160
Berry Petroleum Co. Senior Unsecured (c)
11/01/20	6.750%	205,000	212,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$1,317,000	$1,376,265
Chaparral Energy, Inc.
10/01/20	9.875%	305,000	339,313
09/01/21	8.250%	486,000	515,160
Chaparral Energy, Inc. (b)(c)
11/15/22	7.625%	552,000	564,420
Chesapeake Energy Corp.
11/15/20	6.875%	510,000	483,225
Chesapeake Energy Corp. (c)
08/15/20	6.625%	1,536,000	1,459,200
02/15/21	6.125%	845,000	794,300
Cimarex Energy Co. (c)
05/01/22	5.875%	656,000	672,400
Comstock Resources, Inc. (g)
06/15/20	9.500%	944,000	899,670
Concho Resources, Inc.
01/15/22	6.500%	180,000	188,100
Concho Resources, Inc. (c)
01/15/21	7.000%	1,669,000	1,790,002
Continental Resources, Inc.
10/01/20	7.375%	70,000	77,000
04/01/21	7.125%	592,000	651,200
Continental Resources, Inc. (b)
09/15/22	5.000%	1,052,000	1,041,480
Continental Resources, Inc. (c)
10/01/19	8.250%	13,000	14,430
Denbury Resources, Inc.
03/01/16	9.750%	327,000	355,612
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,975,000	2,433,717
EnCana Corp. Senior Unsecured (c)
11/15/21	3.900%	2,375,000	2,367,523
Everest Acquisition LLC/Finance, Inc. (b)
Senior Secured
05/01/19	6.875%	532,000	545,300
Senior Unsecured
05/01/20	9.375%	1,029,000	1,054,725
Goodrich Petroleum Corp. (c)
03/15/19	8.875%	371,000	352,450
Hilcorp Energy I LP/Finance Co. Senior Notes (b)
02/15/20	8.000%	879,000	936,135
Kodiak Oil & Gas Corp. (b)
12/01/19	8.125%	1,652,000	1,701,560
Laredo Petroleum, Inc.
02/15/19	9.500%	969,000	1,075,590
Laredo Petroleum, Inc. (b)
05/01/22	7.375%	422,000	426,220
MEG Energy Corp. (b)
03/15/21	6.500%	1,025,000	1,045,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Nexen, Inc.
Senior Unsecured
07/30/39	7.500%	$6,256,000	$7,644,188
Nexen, Inc. (c)
Senior Unsecured
05/15/37	6.400%	4,210,000	4,625,245
Oasis Petroleum, Inc.
02/01/19	7.250%	650,000	669,500
Oasis Petroleum, Inc. (c)
11/01/21	6.500%	1,210,000	1,210,000
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	315,000	340,987
QEP Resources, Inc. (c)
Senior Unsecured
10/01/22	5.375%	551,000	539,980
Range Resources Corp.
05/15/19	8.000%	482,000	525,380
Range Resources Corp. (c)
05/01/18	7.250%	7,000	7,368
06/01/21	5.750%	330,000	339,900
08/15/22	5.000%	105,000	100,800
SM Energy Co. Senior Unsecured (c)
11/15/21	6.500%	226,000	231,085
Whiting Petroleum Corp.
10/01/18	6.500%	27,000	28,215
Woodside Finance Ltd. (b)
05/10/21	4.600%	2,257,000	2,435,172
Total			48,258,989
Integrated Energy 0.6%
Hess Corp. Senior Unsecured
08/15/31	7.300%	2,893,000	3,679,682
Lukoil International Finance BV (b)
11/09/20	6.125%	414,000	427,392
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	7,725,000	8,566,762
Shell International Finance BV
03/25/40	5.500%	5,211,000	6,694,770
Total			19,368,606
Life Insurance 2.1%
ING Groep NV (d)
12/29/49	5.775%	10,865,000	9,072,275
Lincoln National Corp. (d)
05/17/66	7.000%	4,740,000	4,431,900
04/20/67	6.050%	4,435,000	4,013,675
MetLife Capital Trust X (b)
04/08/38	9.250%	14,120,000	16,802,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
MetLife, Inc.
08/01/39	10.750%	$10,608,000	$14,532,960
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	476,000	548,552
Prudential Financial, Inc. (d)
06/15/38	8.875%	13,797,000	16,418,430
Total			65,820,592
Media Cable 1.3%
CCO Holdings LLC/Capital Corp. (c)
01/15/19	7.000%	480,000	505,200
04/30/20	8.125%	252,000	277,830
01/31/22	6.625%	1,154,000	1,181,407
CSC Holdings LLC (b)(c)
Senior Unsecured
11/15/21	6.750%	125,000	126,563
CSC Holdings LLC (c)
Senior Unsecured
02/15/18	7.875%	507,000	550,095
02/15/19	8.625%	87,000	97,005
Cablevision Systems Corp. Senior Unsecured (c)
04/15/20	8.000%	361,000	376,343
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	8,083,000	8,413,942
03/15/17	2.400%	8,613,000	8,636,057
03/01/21	5.000%	2,607,000	2,859,988
DIRECTV Holdings LLC/Financing Co., Inc. (c)
03/01/16	3.500%	10,022,000	10,568,169
DISH DBS Corp.
06/01/21	6.750%	1,763,000	1,820,297
DISH DBS Corp. (c)
09/01/19	7.875%	656,000	729,800
Quebecor Media, Inc. Senior Unsecured (c)
03/15/16	7.750%	593,000	609,307
Time Warner Cable, Inc.
05/01/17	5.850%	2,460,000	2,860,390
UPCB Finance V Ltd. Senior Secured (b)(c)
11/15/21	7.250%	307,000	316,257
UPCB Finance VI Ltd. Senior Secured (b)
01/15/22	6.875%	366,000	360,620
Videotron Ltee (b)(c)
07/15/22	5.000%	209,000	203,775
Videotron Ltee (c)
04/15/18	9.125%	423,000	462,128
Total			40,955,173
Media Non-Cable 1.0%
AMC Networks, Inc. (b)(c)
07/15/21	7.750%	694,000	770,340

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Clear Channel Worldwide Holdings, Inc. (b)
03/15/20	7.625%	$196,000	$184,240
03/15/20	7.625%	1,506,000	1,438,230
Clear Channel Worldwide Holdings, Inc. (c)
12/15/17	9.250%	765,000	822,375
Hughes Satellite Systems Corp. (c)
06/15/21	7.625%	1,093,000	1,131,255
Senior Secured
06/15/19	6.500%	219,000	222,285
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%	2,213,000	2,196,402
Lamar Media Corp. (b)(c)
02/01/22	5.875%	831,000	836,194
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	3,550,000	3,715,778
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	412,000	430,540
National CineMedia LLC (b)
Senior Secured
04/15/22	6.000%	489,000	487,778
News America, Inc.
12/15/35	6.400%	4,415,000	5,020,252
02/15/41	6.150%	8,130,000	9,318,110
Nielsen Finance LLC/Co. (c)
10/15/18	7.750%	1,766,000	1,898,450
Salem Communications Corp. Secured
12/15/16	9.625%	350,000	383,250
Sinclair Television Group, Inc. Secured (b)
11/01/17	9.250%	775,000	852,500
Univision Communications, Inc. (b)
Senior Secured
05/15/19	6.875%	294,000	286,650
11/01/20	7.875%	957,000	978,533
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	386,000	371,525
XM Satellite Radio, Inc. (b)(c)
11/01/18	7.625%	1,038,000	1,104,172
Total			32,448,859
Metals 0.8%
Alpha Natural Resources, Inc. (c)
06/01/19	6.000%	705,000	632,738
06/01/21	6.250%	46,000	41,285
ArcelorMittal
Senior Unsecured
10/15/39	7.000%	3,112,000	2,995,658
ArcelorMittal (c)
Senior Unsecured
03/01/21	5.500%	2,395,000	2,280,694
03/01/41	6.750%	6,765,000	6,313,856

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
Arch Coal, Inc. (b)(c)
06/15/19	7.000%	$210,000	$180,075
06/15/21	7.250%	457,000	390,735
CONSOL Energy, Inc. (c)
04/01/20	8.250%	888,000	888,000
Calcipar SA Senior Secured (b)
05/01/18	6.875%	679,000	680,697
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	1,329,000	1,388,805
FMG Resources August 2006 Proprietary Ltd. (b)(c)
02/01/16	6.375%	731,000	714,552
02/01/18	6.875%	278,000	273,135
Senior Unsecured
04/01/22	6.875%	387,000	372,488
Inmet Mining Corp. Senior Notes (b)(c)
06/01/20	8.750%	1,247,000	1,215,825
JMC Steel Group Senior Notes (b)(c)
03/15/18	8.250%	876,000	884,760
Novelis, Inc. (c)
12/15/17	8.375%	278,000	293,290
12/15/20	8.750%	64,000	67,680
Nucor Corp. Senior Unsecured
06/01/18	5.850%	1,434,000	1,746,857
Peabody Energy Corp. (b)(c)
11/15/18	6.000%	364,000	363,090
11/15/21	6.250%	711,000	709,222
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	982,000	1,028,645
Total			23,462,087
Non-Captive Consumer 0.4%
Discover Financial Services (b)
04/27/22	5.200%	2,342,000	2,484,838
HSBC Finance Capital Trust IX (c)(d)
11/30/35	5.911%	6,645,000	6,113,400
SLM Corp.
Senior Unsecured
03/25/20	8.000%	840,000	859,759
SLM Corp. (c)
Senior Notes
01/25/16	6.250%	484,000	490,050
Senior Unsecured
01/25/22	7.250%	437,000	427,729
Springleaf Finance Corp. Senior Unsecured (c)
12/15/17	6.900%	1,158,000	909,030
Total			11,284,806

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified 0.4%
Ally Financial, Inc.
03/15/20	8.000%	$4,079,000	$4,599,072
Ally Financial, Inc. (c)
09/15/20	7.500%	383,000	420,343
CIT Group, Inc. (b)
05/02/17	7.000%	908,401	907,265
Senior Secured
04/01/18	6.625%	232,000	240,700
CIT Group, Inc. (b)(c)
Senior Unsecured
02/15/19	5.500%	1,446,000	1,409,850
CIT Group, Inc. (c)
Senior Unsecured
03/15/18	5.250%	1,600,000	1,576,000
05/15/20	5.375%	459,000	440,640
International Lease Finance Corp. (c)
Senior Unsecured
09/01/17	8.875%	252,000	282,240
05/15/19	6.250%	1,358,000	1,358,000
12/15/20	8.250%	1,842,000	2,053,830
Total			13,287,940
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,481,000	1,532,835
Green Field Energy Services, Inc. Senior Secured (b)
11/15/16	13.000%	642,000	629,160
Novatek Finance Ltd. Senior Unsecured (b)(c)
02/03/21	6.604%	400,000	430,026
Offshore Group Investments Ltd. (b)(c)
Senior Secured
08/01/15	11.500%	901,000	959,565
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	1,052,000	1,120,380
Oil States International, Inc. (c)
06/01/19	6.500%	368,000	379,960
Weatherford International Ltd.
03/15/38	7.000%	4,920,000	5,699,058
Total			10,750,984
Other Industry 0.4%
Interline Brands, Inc. (c)
11/15/18	7.000%	459,000	472,770
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	460,000	566,522
President and Fellows of Harvard College (b)
01/15/39	6.500%	7,375,000	11,253,660
Total			12,292,952

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)(c)
10/15/20	9.125%	$337,000	$347,110
Ardagh Packaging Finance PLC Senior Secured (b)(c)
10/15/17	7.375%	628,000	668,820
Ball Corp. (c)
09/01/19	7.375%	424,000	464,280
Berry Plastics Corp. Secured (c)
01/15/21	9.750%	592,000	615,680
Crown Americas LLC/Capital Corp. III (c)
02/01/21	6.250%	358,000	387,535
Greif, Inc. Senior Unsecured
02/01/17	6.750%	319,000	342,128
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
02/15/21	6.875%	1,368,000	1,388,520
Reynolds Group Issuer, Inc./LLC (b)(c)
04/15/19	9.000%	309,000	296,640
Senior Secured
04/15/19	7.125%	382,000	392,505
08/15/19	7.875%	300,000	317,250
Senior Unsecured
08/15/19	9.875%	373,000	372,067
08/15/19	9.875%	868,000	865,830
Total			6,458,365
Paper —%
Cascades, Inc. (c)
12/15/17	7.750%	193,000	192,035
Graphic Packaging International, Inc.
06/15/17	9.500%	835,000	922,675
Total			1,114,710
Pharmaceuticals 0.4%
Endo Health Solutions, Inc.
01/15/22	7.250%	245,000	256,025
Grifols, Inc. (c)
02/01/18	8.250%	721,000	766,964
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	5,893,000	7,399,498
Mylan, Inc. (b)(c)
11/15/18	6.000%	553,000	570,973
Pharmaceutical Product Development, Inc. Senior Unsecured (b)(c)
12/01/19	9.500%	157,000	167,205
Roche Holdings, Inc. (b)
03/01/19	6.000%	1,977,000	2,485,947

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	$223,000	$235,265
Total			11,881,877
Property & Casualty 1.3%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	200,000	215,211
Liberty Mutual Group, Inc. (b)
05/01/42	6.500%	4,095,000	4,167,150
Senior Unsecured
03/15/35	6.500%	3,710,000	3,930,192
Liberty Mutual Group, Inc. (b)(c)
05/01/22	4.950%	4,065,000	4,055,399
Liberty Mutual Group, Inc. (b)(d)
06/15/58	10.750%	7,560,000	10,432,800
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	13,815,000	16,622,249
Total			39,423,001
Railroads 0.7%
BNSF Funding Trust I (d)
12/15/55	6.613%	4,135,000	4,321,075
CSX Corp.
Senior Unsecured
03/15/18	6.250%	4,228,000	5,096,063
05/30/42	4.750%	10,950,000	11,183,246
Canadian Pacific Railway Co. Senior Unsecured
05/15/18	6.500%	743,000	883,589
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,437,000	1,720,275
Total			23,204,248
REITs 0.9%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	13,197,000	13,877,332
Brandywine Operating Partnership LP
05/15/15	7.500%	1,885,000	2,104,742
Duke Realty LP
Senior Unsecured
08/15/19	8.250%	8,510,000	10,552,502
Duke Realty LP (c)
Senior Unsecured
02/15/15	7.375%	2,315,000	2,586,552
Total			29,121,128

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Restaurants 0.6%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	$16,610,000	$18,439,243
Retailers 1.1%
99 Cents Only Stores (b)
12/15/19	11.000%	252,000	269,010
AutoNation, Inc.
02/01/20	5.500%	217,000	218,628
Best Buy Co., Inc. Senior Unsecured (c)
03/15/21	5.500%	4,189,000	3,895,766
Burlington Coat Factory Warehouse Corp. (c)
02/15/19	10.000%	793,000	818,772
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	3,116,000	3,676,294
J Crew Group, Inc.
03/01/19	8.125%	163,000	163,611
Jo-Ann Stores, Inc. Senior Unsecured (b)(c)
03/15/19	8.125%	643,000	628,533
Limited Brands, Inc.
02/15/22	5.625%	463,000	466,473
Limited Brands, Inc. (c)
04/01/21	6.625%	729,000	781,852
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	13,045,000	14,415,521
01/15/42	5.125%	5,150,000	5,371,831
QVC, Inc. (b)
Senior Secured
10/01/19	7.500%	229,000	249,896
10/15/20	7.375%	347,000	378,230
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	1,052,000	1,150,625
Senior Unsecured
02/15/27	7.700%	470,000	383,050
Rite Aid Corp. (b)
03/15/20	9.250%	406,000	388,745
Rite Aid Corp. (b)(c)
03/15/20	9.250%	635,000	609,600
Rite Aid Corp. (c)
06/15/17	9.500%	520,000	499,200
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	670,000	677,537
Sally Holdings LLC/Capital, Inc. (b)(c)
11/15/19	6.875%	157,000	166,813
Total			35,209,987
Supermarkets 0.3%
Kroger Co. (The)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Supermarkets (continued)
01/15/17	2.200%	$935,000	$949,807
Kroger Co. (The) (c)
12/15/18	6.800%	6,195,000	7,647,288
Total			8,597,095
Technology 0.6%
Alliance Data Systems Corp. (b)(c)
04/01/20	6.375%	270,000	268,650
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	1,109,000	1,109,000
Anixter, Inc.
05/01/19	5.625%	152,000	154,660
Brocade Communications Systems, Inc.
Senior Secured
01/15/20	6.875%	369,000	402,210
Brocade Communications Systems, Inc. (c)
Senior Secured
01/15/18	6.625%	225,000	234,563
CDW LLC/Finance Corp.
Senior Secured
12/15/18	8.000%	907,000	961,420
CDW LLC/Finance Corp. (b)(c)
04/01/19	8.500%	457,000	468,996
CDW LLC/Finance Corp. (c)
04/01/19	8.500%	571,000	586,702
Cardtronics, Inc.
09/01/18	8.250%	663,000	730,957
CommScope, Inc. (b)(c)
01/15/19	8.250%	329,000	338,459
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	641,000	685,870
First Data Corp. (b)
Senior Secured
08/15/20	8.875%	938,000	1,001,315
First Data Corp. (b)(c)
Senior Secured
06/15/19	7.375%	796,000	796,000
First Data Corp. (c)
01/15/21	12.625%	1,328,000	1,251,640
Freescale Semiconductor, Inc.
08/01/20	10.750%	176,000	188,320
Freescale Semiconductor, Inc. (b)
Senior Secured
04/15/18	9.250%	427,000	449,418
Hewlett-Packard Co.
Senior Unsecured
12/09/21	4.650%	3,775,000	3,913,052
Hewlett-Packard Co. (c)
Senior Unsecured
09/15/41	6.000%	3,158,000	3,436,324

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
NXP BV/Funding LLC Senior Secured (b)(c)
08/01/18	9.750%	$920,000	$1,044,200
Total			18,021,756
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc. (c)
01/15/19	8.250%	535,000	553,725
03/15/20	9.750%	543,000	594,585
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	4,789,000	5,827,231
Hertz Corp. (The)
10/15/18	7.500%	752,000	783,020
01/15/21	7.375%	205,000	214,994
Total			7,973,555
Wireless 0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (b)
05/01/17	7.750%	656,000	705,200
Cricket Communications, Inc.
10/15/20	7.750%	431,000	394,365
Cricket Communications, Inc. (c)
Senior Secured
05/15/16	7.750%	749,000	790,195
MetroPCS Wireless, Inc. (c)
09/01/18	7.875%	577,000	585,655
11/15/20	6.625%	76,000	73,530
NII Capital Corp.
04/01/21	7.625%	346,000	291,505
Nextel Communications, Inc. (c)
08/01/15	7.375%	634,000	619,735
SBA Telecommunications, Inc.
08/15/16	8.000%	396,000	422,730
08/15/19	8.250%	486,000	527,310
Sprint Nextel Corp. (b)(c)
11/15/18	9.000%	2,286,000	2,468,880
03/01/20	7.000%	288,000	290,160
Senior Unsecured
03/01/17	9.125%	29,000	28,782
11/15/21	11.500%	378,000	398,790
Sprint Nextel Corp. (c)
Senior Unsecured
08/15/17	8.375%	1,091,000	1,047,360
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,220,000	8,637,272
Wind Acquisition Finance SA Senior Secured (b)(c)
02/15/18	7.250%	1,442,000	1,240,120
Total			18,521,589

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines 2.9%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	$13,329,000	$17,015,295
CenturyLink, Inc. (c)
Senior Unsecured
06/15/21	6.450%	6,212,000	6,435,160
03/15/42	7.650%	185,000	176,307
Embarq Corp. Senior Unsecured
06/01/36	7.995%	10,103,000	10,351,736
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	211,000	211,528
Frontier Communications Corp. (c)
Senior Unsecured
04/15/15	7.875%	300,000	323,250
04/15/22	8.750%	239,000	240,793
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	433,000	415,680
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	620,000	664,950
Level 3 Financing, Inc.
07/01/19	8.125%	564,000	564,000
Level 3 Financing, Inc. (c)
02/15/17	8.750%	268,000	276,710
02/01/18	10.000%	241,000	259,677
04/01/19	9.375%	702,000	745,875
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	492,000	528,900
PAETEC Holding Corp. (c)
12/01/18	9.875%	762,000	836,295
Qwest Communications International, Inc.
04/01/18	7.125%	1,166,000	1,231,803
Telecom Italia Capital SA
09/30/14	4.950%	9,977,000	9,727,575
10/01/15	5.250%	1,675,000	1,624,750
Telecom Italia Capital SA (c)
07/18/36	7.200%	18,579,000	15,885,045
Telefonica Emisiones SAU
01/15/15	4.949%	2,864,000	2,765,252
07/03/17	6.221%	2,500,000	2,410,575
04/27/20	5.134%	3,960,000	3,499,705
Telefonica Emisiones SAU (c)
06/20/16	6.421%	2,010,000	1,975,072
02/16/21	5.462%	3,026,000	2,711,454
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	6,736,000	8,440,323
Windstream Corp. (c)
11/01/17	7.875%	539,000	574,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
tw telecom holdings, inc.
03/01/18	8.000%	$490,000	$531,650
Total			90,423,395
Total Corporate Bonds & Notes (Cost: $1,222,930,270)			$1,268,084,200

Residential Mortgage-Backed Securities - Agency 17.4%
Federal Home Loan Mortgage Corp. (d)(h)(i)
CMO IO Series 3517 Class JI
12/15/12	0.021%	3,415,791	1,771
Federal Home Loan Mortgage Corp. (h)
06/01/41	4.500%	15,101,058	16,494,603
10/01/41	5.000%	31,480,034	34,314,834
04/01/33- 06/01/33	5.500%	4,620,587	5,114,575
10/01/31- 07/01/37	6.000%	6,303,449	7,080,692
10/01/28- 07/01/32	7.000%	1,784,469	2,114,231
01/01/17- 02/01/25	8.000%	156,692	188,522
03/01/17- 08/01/22	8.500%	70,943	82,432
04/01/21	9.000%	10,139	11,506
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 3430 Class IA
07/15/12	0.818%	8,563,274	163
Federal National Mortgage Association (c)(h)
09/01/41	4.000%	37,996,659	40,984,145
02/01/35	5.500%	7,576,085	8,325,960
Federal National Mortgage Association (d)(h)(i)
CMO IO Series 2008-40 Class AI
08/25/12	1.200%	13,994,183	27,091
Federal National Mortgage Association (g)(h)
06/01/42	3.500%	27,200,000	28,547,249
Federal National Mortgage Association (h)
03/01/41	3.500%	4,187,599	4,399,552
09/01/40- 10/01/41	4.000%	97,932,104	105,221,599
05/01/39- 07/01/41	4.500%	63,038,745	68,130,369
04/01/29- 05/01/41	5.000%	58,375,621	63,668,259
12/01/28- 07/01/36	5.500%	26,683,592	29,375,383
05/01/24- 09/01/39	6.000%	41,294,478	46,077,669
03/01/26- 07/01/38	7.000%	5,367,522	6,368,268
04/01/27- 06/01/32	7.500%	582,671	703,756
02/01/25- 08/01/27	8.000%	260,192	316,174
04/01/23	8.500%	65,860	74,649

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/01/24	9.000%	$67,935	$79,834
Federal National Mortgage Association (h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	736,940	62,037
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	55,200	1,682
Federal National Mortgage Association (h)(j)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	3,209	2,993
Federal National Mortgage Association (h)(k)
06/01/40	5.000%	12,374,320	13,530,147
04/01/33	5.500%	2,398,412	2,677,028
Government National Mortgage Association(h)
06/15/2040- 06/15/2041	4.500%	54,951,335	60,646,677
Total Residential Mortgage-Backed Securities - Agency (Cost: $523,030,556)			$544,623,850

Residential Mortgage-Backed Securities - Non-Agency 1.1%
American General Mortgage Loan Trust (b)(d)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	8,830,411	9,047,189
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,244,345	1,259,708
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(h)
08/27/37	6.000%	2,456,673	2,577,222
Credit Suisse Mortgage Capital Certificates (b)(d)(h)
CMO Series 2009-12R Class 30A1
12/27/36	6.986%	678,835	681,817
CMO Series 2010-11R Class A1
06/28/47	1.239%	1,868,958	1,859,904
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	4,012,567	4,014,215
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,860,033	2,815,008
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	3,049,160	3,113,954
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (d)(h)
09/25/36	5.950%	1,288,407	1,268,903
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (b)(d)(h)
11/27/37	5.601%	151,734	151,431
Nomura Asset Acceptance Corp. (d)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	321,958	279,055
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,041,153	1,768,929
Prime Mortgage Trust CMO Series 2005-1 Class 2A1 (b)(h)
09/25/34	5.000%	172,281	172,418

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(d)(h)
09/25/57	2.667%	$3,336,813	$3,332,847
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (d)(h)
12/25/34	4.740%	1,387,899	1,405,956
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (h)
04/25/35	8.000%	454,885	456,257
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $33,936,712)			$34,204,813

Commercial Mortgage-Backed Securities - Non-Agency 16.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (h)
Series 2005-3 Class A3A
07/10/43	4.621%	7,339,000	7,388,406
Series 2005-3 Class A4
07/10/43	4.668%	14,928,000	16,221,004
Series 2005-4 Class A5A
07/10/45	4.933%	10,766,000	11,761,231
Bear Stearns Commercial Mortgage Securities (d)(h)
Series 2005-T18 Class A4
02/13/42	4.933%	5,670,856	6,129,192
Series 2005-T20 Class A4A
10/12/42	5.144%	4,788,000	5,323,657
Bear Stearns Commercial Mortgage Securities (h)
Series 2003-T10 Class A2
03/13/40	4.740%	5,829,874	5,913,801
Series 2006-PW14 Class A4
12/11/38	5.201%	19,078,000	21,287,690
Citigroup Commercial Mortgage Trust (h)
Series 2005-C3 Class A4
05/15/43	4.860%	8,217,000	8,880,934
Series 2006-C5 Class A4
10/15/49	5.431%	5,083,000	5,702,694
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)(h)
Series 2005-CD1 Class A4
07/15/44	5.213%	6,050,000	6,724,992
Series 2007-CD5 Class A4
11/15/44	5.886%	7,853,000	9,005,718
Citigroup/Deutsche Bank Commercial Mortgage Trust (h)
Series 2007-CD4 Class A4
12/11/49	5.322%	14,091,000	15,498,232
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2 (h)
06/10/38	4.084%	11,597,000	11,806,326
Credit Suisse First Boston Mortgage Securities Corp. (d)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	5,838,000	6,090,739
Series 2005-C6 Class A4
12/15/40	5.230%	9,791,000	10,779,705
Credit Suisse First Boston Mortgage Securities Corp. (h)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2002-CP3 Class A3
07/15/35	5.603%	$115,339	$115,265
Series 2004-C2 Class A1
05/15/36	3.819%	315,651	319,045
GE Capital Commercial Mortgage Corp. (d)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	1,278,000	1,362,821
GE Capital Commercial Mortgage Corp. (h)
Series 2003-C1 Class A4
01/10/38	4.819%	611,638	622,484
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3 (h)
08/11/36	5.349%	192,307	192,193
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (h)
04/10/40	5.023%	2,478,000	2,572,588
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (h)
07/10/39	4.751%	23,140,000	24,946,193
General Electric Capital Assurance Co. (b)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	3,716,839	3,958,631
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	3,980,619
Greenwich Capital Commercial Funding Corp. (c)(h)
Series 2007-GG9 Class A4
03/10/39	5.444%	27,559,000	30,055,845
Greenwich Capital Commercial Funding Corp. (d)(h)
Series 2005-GG3 Class A4
08/10/42	4.799%	4,307,000	4,633,617
Greenwich Capital Commercial Funding Corp. (h)
Series 2003-C2 Class A3
01/05/36	4.533%	457,244	457,004
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	14,744,000	15,270,759
Series 2005-LDP3 Class ASB
08/15/42	4.893%	4,939,989	5,169,773
Series 2005-LDP4 Class A4
10/15/42	4.918%	13,575,000	14,781,030
Series 2005-LDP5 Class A4
12/15/44	5.198%	20,036,000	22,379,833
Series 2006-LDP6 Class ASB
04/15/43	5.490%	5,878,893	6,183,990
Series 2007-CB19 Class A4
02/12/49	5.735%	14,612,000	16,408,268
JPMorgan Chase Commercial Mortgage Securities Corp. (h)
Series 2003-C1 Class A2
01/12/37	4.985%	2,155,704	2,188,690
Series 2003-LN1 Class A1
10/15/37	4.134%	350,042	354,592
Series 2003-ML1A Class A1
03/12/39	3.972%	139,147	139,024
Series 2004-LN2 Class A1
07/15/41	4.475%	1,682,302	1,689,363
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,647,504	1,656,289

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-CB20 Class ASB
02/12/51	5.688%	$2,890,426	$3,124,698
LB-UBS Commercial Mortgage Trust (d)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	2,319,000	2,467,497
Series 2005-C7 Class A4
11/15/30	5.197%	5,454,000	6,027,979
Series 2007-C7 Class A3
09/15/45	5.866%	22,132,000	25,029,415
LB-UBS Commercial Mortgage Trust (h)
Series 2003-C3 ClassA4
05/15/32	4.166%	9,178,000	9,369,214
Series 2004-C2 Class A3
03/15/29	3.973%	1,139,909	1,156,874
Series 2005-C3 Class A5
07/15/30	4.739%	5,921,000	6,411,579
Series 2006-C1 Class A4
02/15/31	5.156%	5,278,000	5,849,238
Morgan Stanley Capital I, Inc. (d)(h)
Series 2007-IQ15 Class A4
06/11/49	5.880%	21,255,000	23,885,264
Morgan Stanley Capital I, Inc. (h)
Series 2003-IQ6 Class A4
12/15/41	4.970%	3,512,000	3,671,378
Series 2006-IQ12 Class A4
12/15/43	5.332%	5,981,000	6,735,784
Series 2007-IQ16 Class A4
12/12/49	5.809%	4,000,000	4,580,756
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (h)
09/15/37	5.080%	1,470,327	1,483,376
Morgan Stanley Reremic Trust (b)(c)(d)(h)
Series 2010-GG10 Class A4A
08/15/45	5.786%	15,192,000	16,930,284
Morgan Stanley Reremic Trust (b)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.786%	12,498,000	13,928,034
S2 Hospitality LLC Series 2012-LV1 Class A (g)(h)
09/10/13	0.000%	2,700,000	2,700,000
TIAA Seasoned Commercial Mortgage Trust (d)(h)
Series 2007-C4 Class A2
08/15/39	5.339%	419,453	421,264
Series 2007-C4 Class A3
08/15/39	5.620%	1,889,000	2,027,361
Wachovia Bank Commercial Mortgage Trust (d)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,270,000	3,407,324
Series 2005-C22 Class A4
12/15/44	5.268%	21,918,000	24,305,637
Series 2006-C24 Class A3
03/15/45	5.558%	5,003,000	5,507,482
Wachovia Bank Commercial Mortgage Trust (h)
Series 2002-C2 Class A4
11/15/34	4.980%	2,050,183	2,066,603
Series 2003-C3 Class A2
02/15/35	4.867%	11,677,787	11,854,087

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2003-C5 Class A2
06/15/35	3.989%	$192,587	$195,769
Series 2005-C16 Class A2
10/15/41	4.380%	195,291	195,159
Series 2005-C18 Class A4
04/15/42	4.935%	4,374,000	4,770,140
Series 2006-C29 Class A4
11/15/48	5.308%	2,618,000	2,929,367
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $488,467,847)			$498,983,800

Asset-Backed Securities - Non-Agency 1.5%
Ally Auto Receivables Trust Series 2011-4 Class A2
03/17/14	0.650%	1,742,402	1,742,768
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	3,384,000	3,403,126
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	2,916,000	2,925,329
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,696,000	3,699,028
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (d)
11/25/36	0.289%	242,523	241,301
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,539,000	1,540,730
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	5,997,000	6,013,868
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (d)
06/25/37	6.080%	3,925,341	3,924,214
Countrywide Asset-Backed Certificates (d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,433,662	1,049,916
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	768,511	621,443
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	3,065,000	3,074,232
Ford Credit Auto Lease Trust (b)
Series 2010-B Class A3
07/15/13	0.910%	1,335,796	1,336,508
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (b)
01/21/18	1.450%	4,970,000	4,999,493

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%		$1,857,572	$1,861,641
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (d)
01/25/37	0.309%		1,295,429	1,239,008
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%		1,971,000	1,975,561
RAAC Series Series 2006-RP2 Class A (b)(d)
02/25/37	0.489%		3,313,284	2,858,082
SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.310%		2,651,000	2,652,543
Total Asset-Backed Securities - Non-Agency (Cost: $45,205,847)				$45,158,791

Inflation-Indexed Bonds(a) —%
Uruguay —%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	25,885,197	1,306,153
Total Inflation-Indexed Bonds (Cost: $1,321,506)				$1,306,153

U.S. Treasury Obligations 19.2%
U.S. Treasury
06/30/12	0.625%		700	700
03/31/17	1.000%		400,000	406,750
04/30/17	0.875%		700,000	707,438
02/15/22	2.000%		35,088,000	36,505,239
11/15/41	3.125%		11,335,000	12,394,120
U.S. Treasury (c)
01/31/14	0.250%		34,421,400	34,416,030
04/30/14	0.250%		635,000	634,901
05/15/15	0.250%		22,632,000	22,564,806
12/31/16	0.875%		1,300	1,315
05/31/17	0.625%		82,822,100	82,640,885
05/15/22	1.750%		88,261,000	89,626,287
02/15/42	3.125%		31,985,900	34,974,599
U.S. Treasury (c)(g)
05/31/17	0.625%		19,630,000	19,587,050
U.S. Treasury (c)(l)
STRIPS
11/15/18	0.000%		160,388,000	150,917,730
11/15/19	0.000%		11,974,000	10,947,709
11/15/21	0.000%		56,280,000	48,680,624
11/15/21	0.000%		25,655,000	21,987,797

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/40	0.000%		$70,284,000	$32,352,920
Total U.S. Treasury Obligations (Cost: $577,194,785)				$599,346,900

Foreign Government Obligations(a) 1.0%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		391,000	296,182
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		875,000	581,875
Argentina Republic Government International Bond Senior Unsecured (d)
12/15/35	4.383%		671,000	63,745
Total				941,802
BRAZIL 0.1%
Brazilian Government International Bond
Senior Unsecured
01/22/21	4.875%		298,000	338,390
01/07/41	5.625%		252,000	293,958
Morgan Stanley Senior Unsecured (b)
05/03/17	10.090%	BRL	795,000	406,990
Petrobras International Finance Co.
01/20/20	5.750%		530,000	577,326
Petrobras International Finance Co. (c)
03/15/19	7.875%		278,000	336,234
Total				1,952,898
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
12/06/21	4.750%		391,000	399,097
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/18/41	6.125%		451,000	558,873
Colombia Government International Bond (c)
Senior Unsecured
07/12/21	4.375%		390,000	425,490
Corp. Andina de Fomento Senior Unsecured (c)
06/04/19	8.125%		278,000	352,054
Empresa de Energia de Bogota SA Senior Unsecured (b)(c)
11/10/21	6.125%		414,000	429,313

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	$636,000,000	$370,571
Total				2,136,301
DOMINICAN REPUBLIC —%
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		550,000	574,828
04/20/27	8.625%		278,000	297,043
Total				871,871
HUNGARY —%
Hungary Government International Bond Senior Unsecured (c)
03/29/21	6.375%		278,000	252,724
INDONESIA 0.1%
Indonesia Government International Bond (b)(c)
Senior Unsecured
05/05/21	4.875%		550,000	576,608
01/17/38	7.750%		543,000	709,972
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	6,825,000,000	749,347
Majapahit Holding BV (b)
06/28/17	7.250%		252,000	279,912
08/07/19	8.000%		278,000	320,395
PT Perusahaan Listrik Negara Senior Unsecured (b)(c)
11/22/21	5.500%		808,000	796,284
Total				3,432,518
KAZAKHSTAN —%
KazMunayGas National Co. (b)
Senior Unsecured
01/23/15	11.750%		278,000	325,955
07/02/18	9.125%		265,000	318,000
Total				643,955
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		537,000	564,263
MEXICO 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	530,000	381,776
06/03/27	7.500%	MXN	1,040,000	776,909

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		$250,000	$257,500
Pemex Project Funding Master Trust
01/21/21	5.500%		954,000	1,049,400
Petroleos Mexicanos (b)
06/02/41	6.500%		252,000	282,870
Petroleos Mexicanos (c)
06/02/41	6.500%		278,000	312,055
Total				3,060,510
PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(c)(l)
05/31/18	0.000%		355,030	305,326
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	274,500
11/18/50	5.625%		210,000	241,500
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	565,000	228,358
Total				1,049,684
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		420,000	483,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		278,000	348,663
Total				831,663
POLAND —%
Poland Government International Bond Senior Unsecured (c)
03/23/22	5.000%		663,000	693,498
QATAR —%
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		420,000	450,870
01/20/42	5.750%		420,000	468,300
Total				919,170
REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		457,000	468,425

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (d)
06/30/29	3.000%	$256,500	$190,066
ROMANIA —%
Romanian Government International Bond Senior Unsecured (b)(c)
02/07/22	6.750%	266,000	266,174
RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
08/16/37	7.288%	265,000	294,547
Gazprom OAO Via Gaz Capital SA (b)(c)
Senior Unsecured
11/22/16	6.212%	278,000	299,267
01/23/21	5.999%	1,080,000	1,128,060
Gazprom OAO Via Gazprom International SA Senior Unsecured (b)
02/01/20	7.201%	1,105,388	1,204,873
Russian Foreign Bond - Eurobond Senior Unsecured (b)(c)(d)
03/31/30	7.500%	869,400	1,022,632
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)(c)
11/22/25	6.800%	414,000	433,665
Total			4,383,044

SOUTH AFRICA —%
South Africa Government International Bond (c)
Senior Unsecured
01/17/24	4.665%	232,000	237,452
03/08/41	6.250%	200,000	234,250
Total			471,702
SOUTH KOREA —%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	420,000	436,047
04/11/22	5.000%	400,000	434,658
Total			870,705
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	543,000	662,430
TURKEY 0.1%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	530,000	529,425

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TURKEY (CONTINUED)
Turkey Government International Bond
03/25/22	5.125%	$390,000	$388,050
Senior Unsecured
03/30/21	5.625%	530,000	553,850
09/26/22	6.250%	400,000	428,000
03/17/36	6.875%	398,000	437,800
Total			2,337,125
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (b)(c)
12/13/21	5.875%	417,000	449,583
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	252,000	343,980
VENEZUELA 0.1%
Petroleos de Venezuela SA
02/17/22	12.750%	292,000	263,530
Senior Unsecured
10/28/15	5.000%	265,000	205,375
10/28/16	5.125%	789,000	560,190
Petroleos de Venezuela SA (c)
11/02/17	8.500%	795,000	628,050
Venezuela Government International Bond Senior Unsecured (c)
05/07/23	9.000%	1,352,000	1,014,000
Total			2,671,145
Total Foreign Government Obligations (Cost: $30,391,308)			$30,864,333

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	525,000	686,206
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	9,405,000	9,720,444
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,290,000	1,587,474

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	$415,000	$449,026
Total Municipal Bonds (Cost: $11,615,337)			$12,443,150

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Automotive —%
Schaeffler AG Tranche C2 Term Loan (d)(m)
01/27/17	6.000%	213,000	211,935
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (d)(m)
02/28/19	8.250%	467,000	469,774
Gaming —%
Caesars Octavius LLC Tranche B Term Loan (d)(m)
04/25/17	9.250%	336,000	334,320
ROC Finance LLC Tranche B Term Loan (d)(m)
08/19/17	8.500%	245,000	246,531
Total			580,851
Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. (d)(g)(m)
2nd Lien Term Loan
03/18/19	7.500%	900,000	901,350
Cumulus Media Holdings, Inc. (d)(m)
2nd Lien Term Loan
03/18/19	7.500%	1,263,000	363,545
Total			1,264,895
Property & Casualty —%
Lonestar Intermediate Super Holdings LLC Term Loan (d)(m)
09/02/19	11.000%	1,032,000	1,048,130
Total Senior Loans (Cost: $3,481,130)			$3,575,585

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debts 2.0%
FINANCIALS 2.0%
Banking 2.0%
Citigroup Capital XIII (d)
10/30/40	7.875%	$1,045,270	$27,657,844
PNC Financial Services Group, Inc.(c)(d)
05/01/22	6.125%	770,850	19,039,995
U.S. Bancorp (c)(d)
01/15/22	6.50%	642,875	17,190,478
Total			63,888,317
Total Preferred Debts (Cost: $64,371,781)			$63,888,317

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (n)		642	$39,162
TOTAL ENERGY			39,162
Total Warrants (Cost: $25,862)			$39,162

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 0.9%
U.S. Treasury Bills
09/27/12	0.000%	$28,309,696	$28,311,872
Total Treasury Note Short-Term (Cost: $28,309,696)			$28,311,872

		Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.161% (o)(p)		13,019,759	$13,019,759
Total Money Market Funds (Cost: $13,019,759)			$13,019,759

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.3%
Asset-Backed Commercial Paper 0.9%
Atlantis One
08/01/12	0.662%	9,966,633	$9,966,633

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Gemini Securitization Corporation (FKA Twin Towers)
08/31/12	0.501%	$4,992,014	$4,992,014
Kells Funding LLC
06/04/12	0.501%	10,985,486	10,985,486
Rheingold Securitization
06/25/12	0.550%	1,999,175	1,999,175
Total			27,943,308
Certificates of Deposit 11.9%
ABM AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
08/07/12	0.450%	8,989,886	8,989,886
Australia and New Zealand Bank Group, Ltd.
08/07/12	0.650%	10,000,000	10,000,000
08/16/12	0.620%	15,000,000	15,000,000
Bank of Nova Scotia
07/26/12	0.319%	12,000,000	12,000,000
Barclays Bank PLC
07/18/12	0.280%	12,000,000	12,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
11/08/12	0.399%	15,000,000	15,000,000
DZ Bank AG
07/27/12	0.320%	15,000,000	15,000,000
Deutsche Bank AG
07/27/12	0.340%	10,000,000	10,000,000
09/14/12	0.750%	12,000,000	12,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/29/12	0.240%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
06/01/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
08/24/12	0.395%	5,000,128	5,000,128
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	15,000,000	15,000,000
08/14/12	0.400%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
06/29/12	0.260%	13,000,000	13,000,000
National Australia Bank
08/16/12	0.339%	12,000,000	12,000,000
10/29/12	0.298%	6,999,720	6,999,720
National Bank of Canada
11/09/12	0.299%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Natixis
06/05/12	0.250%	$10,000,000	$10,000,000
Norinchukin Bank
08/21/12	0.390%	10,000,000	10,000,000
11/09/12	0.519%	15,000,000	15,000,000
Pohjola Bank PLC
06/11/12	0.250%	10,000,000	10,000,000
Rabobank
10/26/12	0.515%	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	10,000,000	10,000,000
11/02/12	0.479%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
08/29/12	0.350%	20,000,000	20,000,000
11/01/12	0.479%	12,000,000	12,000,000
Svenska Handelsbanken
07/26/12	0.590%	5,000,252	5,000,252
08/30/12	0.580%	20,000,000	20,000,000
Total			373,984,880
Commercial Paper 3.6%
BTM Capital
06/27/12	0.511%	4,993,554	4,993,554
Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	4,989,474	4,989,474
Caisse des Depots
08/31/12	0.360%	4,995,400	4,995,400
Development Bank of Singapore Ltd.
07/27/12	0.561%	14,960,800	14,960,800
DnB NOR
07/25/12	0.602%	4,984,833	4,984,833
08/30/12	0.489%	10,000,000	10,000,000
Erste Abwicklungsanstalt
08/28/12	0.390%	9,989,600	9,989,600
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	4,992,483	4,992,483
Nordea Bank AB
07/24/12	0.627%	14,952,604	14,952,604
08/14/12	0.592%	7,976,269	7,976,269
Skandinaviska Enskilda Banken AB
07/03/12	0.315%	9,994,662	9,994,662
07/17/12	0.300%	9,994,667	9,994,667
Suncorp Metway Ltd.
06/04/12	0.450%	4,996,063	4,996,063
The Commonwealth Bank of Australia
08/16/12	0.299%	5,000,000	5,000,000
Total			112,820,409

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.5%
Natixis Financial Products LLC
06/01/12	0.520%	$14,500,000	$14,500,000
Repurchase Agreements 2.4%
Deutsche Bank AG dated 05/29/12, matures 06/05/12, repurchase price $20,000,500 (q)
	0.180%	20,000,000	20,000,000
Goldman Sachs & Co. dated 05/31/12, matures 06/01/12, repurchase price $10,000,058 (q)
	0.210%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 05/31/12, matures 06/01/12, repurchase price $25,000,146 (q)
	0.210%	$25,000,000	$25,000,000
UBS Securities LLC dated 05/31/12, matures 06/01/12, repurchase price $19,425,987 (q)
	0.210%	19,425,874	19,425,874
Total			74,425,874
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $603,674,471)			$603,674,471
Total Investments
(Cost: $3,646,976,867) (r)			$3,747,525,156(s)
Other Assets & Liabilities, Net			(618,495,642)
Net Assets			$3,129,029,514

Investments in Derivatives

Futures Contracts Outstanding at May 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	(101)	(15,121,594)	Sept. 2012	$—	$(302,388)
U.S. Treasury Note, 2-year	439	96,758,344	Sept. 2012	60,813	—
U.S. Treasury Note, 5-year	(2,168)	(269,238,500)	Sept. 2012	—	(1,071,079)
U.S. Treasury Note, 10-year	(1,301)	(174,252,688)	Sept. 2012	—	(1,953,907)
U.S. Treasury Ultra Bond, 30-year	(227)	(38,363,000)	Sept. 2012	—	(1,000,695)
Total				$60,813	$(4,328,069)

Credit Default Swap Contracts Outstanding at May 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.000%	$11,720,000	$320,705	$(644,881)	$(23,766)	$—	$(347,942)
Barclays	D.R. Horton, Inc.	Dec. 20, 2016	1.000	6,120,000	277,010	(708,264)	(12,410)	—	(443,664)
Barclays	Goldman Sachs Group, Inc.	March 20, 2017	1.000	9,645,000	941,860	(792,890)	(19,558)	129,412	—
Morgan Stanley	Limited Brands, Inc.	March 20, 2017	1.000	7,440,000	446,942	(288,476)	(15,087)	143,379	—
Morgan Stanley	Home Depot, Inc.	March 20, 2017	1.000	5,560,000	(122,530)	127,075	(11,274)	—	(6,729)
Citibank	Goldman Sachs Group, Inc.	March 20, 2017	1.000	6,395,000	624,490	(411,564)	(12,968)	199,958	—
Citibank	Marriott International, Inc.	March 20, 2017	1.000	1,055,000	407	3,386	(2,139)	1,654	—
Barclays	Marriott International, Inc.	March 20, 2017	1.000	10,095,000	3,901	32,397	(20,470)	15,828	—
Barclays	D.R. Horton, Inc.	March 20, 2017	1.000	7,130,000	361,861	(245,748)	(14,458)	101,655	—
Goldman Sachs International	Toll Brothers, Inc.	March 20, 2017	1.000	7,490,000	235,882	(151,039)	(15,188)	69,655	—
Morgan Stanley	Barclays Bank, PLC	March 20, 2017	1.000	11,065,000	708,477	(475,323)	(22,437)	210,717	—
JPMorgan	Barclays Bank, PLC	March 20, 2017	1.000	8,980,000	574,978	367,017	(18,209)	189,752	—
Goldman Sachs International	Textron, Inc.	March 20, 2017	1.000	12,175,000	427,456	(164,861)	(24,688)	237,907	—
Goldman Sachs International	H.J. Heinz Company	June 20, 2017	1.000	13,390,000	(197,648)	183,621	(27,152)	—	(41,179)
Goldman Sachs International	Bank of America Corp.	June 20, 2017	1.000	25,465,000	2,331,289	(2,121,224)	(51,637)	158,428	—
JPMorgan	CDX North America Investment Grade	June 20, 2017	1.000	53,030,000	594,394	(417,400)	(107,533)	69,461	—
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	2,565,000	176,769	(179,358)	(5,201)	—	(7,790)
JPMorgan	Barclays Bank, PLC	June 20, 2017	1.000	10,810,000	744,983	(827,936)	(21,920)	—	(104,873)
Morgan Stanley	Toll Brothers, Inc.	June 20, 2017	1.000	11,600,000	413,428	(405,122)	(23,522)	—	(15,216)
JPMorgan	Home Depot, Inc.	June 20, 2017	1.000	17,320,000	(380,958)	381,521	(35,121)	—	(34,558)
JPMorgan	Limited Brands, Inc.	June 20, 2017	1.000	4,770,000	318,889	(306,920)	(9,673)	2,296
JPMorgan	D.R. Horton, Inc.	June 20, 2017	1.000	9,930,000	558,555	(583,529)	(20,136)	—	(45,110)
Total								$1,530,102	$(1,047,061)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, the value of these securities amounted to $336,614,698 or 10.76% of net assets.

(c)	At May 31, 2012, security was partially or fully on loan.
(d)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2012 was $2,927,497, representing 0.09% of net assets. Information concerning such security holdings at May 31, 2012 was as follows:

	Acquisition
Security Description	Dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08-12-96	$2,858,748

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2012, the value of these securities amounted to $2,927,497, which represents 0.09% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	At May 31, 2012, investments in securities included securities valued at $13,445,510 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(l)	Zero coupon bond.
(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Non-income producing.
(o)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(p)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$32,910,267	$1,062,967,096	$(1,082,857,604)	$—	$13,019,759	$43,734	$13,019,759

(q)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Deutsche Bank AG (0.180%)

Security Description	Value
Fannie Mae REMICS	$3,309,550
Government National Mortgage Association	17,098,092
Total Market Value of Collateral Securities	$20,407,642

Goldman Sachs & Co. (0.210%)

Security Description	Value
Ginnie Mae I Pool	$8,107,002
Ginnie Mae II Pool	2,092,998
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$14,039,392
Freddie Mac Gold Pool	11,460,608
Total Market Value of Collateral Securities	$25,500,000

UBS Securities LLC (0.210%)

Security Description	Value
Ginnie Mae I Pool	$12,136,363
Ginnie Mae II Pool	7,678,028
Total Market Value of Collateral Securities	$19,814,391

(r)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $3,646,977,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$114,366,000
Unrealized Depreciation	(13,818,000)
Net Unrealized Appreciation	$100,548,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes
Entertainment	$—	$4,681,173	$2,927,497	$7,608,670
All other Industries	—	1,260,475,530	—	1,260,475,530
Residential Mortgage-Backed Securities - Agency	—	544,623,850	—	544,623,850
Residential Mortgage-Backed Securities - Non-Agency	—	31,090,858	3,113,955	34,204,813
Commercial Mortgage-Backed Securities - Non-Agency	—	498,983,800	—	498,983,800
Asset-Backed Securities - Non-Agency	—	45,158,791	—	45,158,791
Inflation-Indexed Bonds	—	1,306,153	—	1,306,153
U.S. Treasury Obligations	334,460,120	264,886,780	—	599,346,900
Foreign Government Obligations	—	30,559,008	305,325	30,864,333
Municipal Bonds	—	12,443,150	—	12,443,150
Preferred Debt	63,888,317	—	—	63,888,317
Total Bonds	398,348,437	2,694,209,093	6,346,777	3,098,904,307

Equity Securities
Warrants
Energy	—	39,162	—	39,162
Total Equity Securities	—	39,162	—	39,162

Short-Term Securities
Treasury Note Short-Term	28,311,872	—	—	28,311,872
Total Short-Term Securities	28,311,872	—	—	28,311,872

Other
Senior Loans	—	3,575,585	—	3,575,585
Money Market Funds	13,019,759	—	—	13,019,759
Investments of Cash Collateral Received for Securities on Loan	—	603,674,471	—	603,674,471
Total Other	13,019,759	607,250,056	—	620,269,815

Investments in Securities	439,680,068	3,301,498,311	6,346,777	3,747,525,156
Derivatives
Assets
Futures Contracts	60,813	—	—	60,813
Swap Contracts	—	1,530,102	—	1,530,102
Liabilities
Futures Contracts	(4,328,069)	—	—	(4,328,069)
Swap Contracts	—	(1,047,061)	—	(1,047,061)
Total	$435,412,812	$3,301,981,352	$6,346,777	$3,743,740,941

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, May 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$43,740,560	$—	$—	$43,740,560

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed	Foreign
	Corporate Bonds	Securities -	Government
	& Notes	Non-Agency	Obligations	Total
Balance as of August 31, 2011	$3,829,262	$1,327,618	$—	$5,156,880
Accrued discounts/premiums	26,950	—	4,962	31,912
Realized gain (loss)	(12,866)	73,917	8,275	69,326
Change in unrealized appreciation (depreciation)*	(41,331)	101,737	(827)	59,579
Sales	(990,782)	(3,524,670)	(201,893)	(4,717,345)
Purchases	116,264	5,135,353	494,808	5,746,425
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of May 31, 2012	$2,927,497	$3,113,955	$305,325	$6,346,777

*Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2012 was $20,425, which is comprised of Corporate Bonds and Notes of $(49,260), Residential Mortgage-Backed Securities - Non-Agency of $70,512 and Foreign Government Obligations of $(827).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential backed mortgage securities and foreign government obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Marsico Flexible Capital Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 75.1%
CONSUMER DISCRETIONARY 19.9%
Automobiles 0.8%
Tesla Motors, Inc. (a)	47,736	$1,408,212
Internet & Catalog Retail 2.2%
Amazon.com, Inc. (a)	7,367	1,568,508
Liberty Interactive Corp., Class A (a)	146,663	2,458,072
Total		4,026,580
Media 6.6%
British Sky Broadcasting Group PLC	478,181	5,070,372
Liberty Global, Inc., Class A (a)	67,673	3,126,492
Viacom, Inc., Class B	81,018	3,866,989
Total		12,063,853
Specialty Retail 9.8%
AutoZone, Inc. (a)	16,009	6,087,582
Lowe’s Companies, Inc.	219,658	5,869,262
TJX Companies, Inc.	137,591	5,842,114
Total		17,798,958
Textiles, Apparel & Luxury Goods 0.5%
Deckers Outdoor Corp. (a)	18,103	1,007,794
TOTAL CONSUMER DISCRETIONARY		36,305,397
CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.2%
Raia Drogasil SA	42,300	382,972
TOTAL CONSUMER STAPLES		382,972
ENERGY 5.7%
Energy Equipment & Services 1.4%
Halliburton Co.	84,545	2,541,423
Oil, Gas & Consumable Fuels 4.3%
Concho Resources, Inc. (a)	30,045	2,636,148
Kinder Morgan, Inc.	152,728	5,221,773
Total		7,857,921
TOTAL ENERGY		10,399,344
FINANCIALS 12.2%
Capital Markets 3.1%
Charles Schwab Corp. (The)	112,076	1,396,467
Goldman Sachs Group, Inc. (The)	23,677	2,265,889

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Greenhill & Co., Inc.	57,543	$2,006,524
Total		5,668,880
Commercial Banks 2.8%
U.S. Bancorp	162,446	5,053,695
Consumer Finance 2.6%
Capital One Financial Corp.	91,339	4,692,085
Insurance 2.6%
AIA Group Ltd.	914,800	2,974,186
Progressive Corp. (The)	84,373	1,833,425
Total		4,807,611
Real Estate Management & Development 1.1%
Hang Lung Properties Ltd.	634,000	2,017,142
TOTAL FINANCIALS		22,239,413
HEALTH CARE 9.2%
Health Care Equipment & Supplies 1.4%
Varian Medical Systems, Inc. (a)	44,754	2,625,270
Health Care Providers & Services 4.1%
Express Scripts Holding Co. (a)	111,151	5,800,971
Odontoprev SA	323,700	1,731,771
Total		7,532,742
Pharmaceuticals 3.7%
Abbott Laboratories	62,892	3,886,097
Allergan, Inc.	30,909	2,789,537
Total		6,675,634
TOTAL HEALTH CARE		16,833,646
INDUSTRIALS 5.2%
Aerospace & Defense 1.6%
TransDigm Group, Inc. (a)	23,670	2,911,410
Electrical Equipment 1.5%
Sensata Technologies Holding NV (a)	87,907	2,699,624
Machinery 2.1%
Stanley Black & Decker, Inc.	57,149	3,786,121

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		$9,397,155
INFORMATION TECHNOLOGY 20.6%
Communications Equipment 2.5%
QUALCOMM, Inc.	79,426	4,551,904
Computers & Peripherals 7.2%
Apple, Inc. (a)	22,567	13,037,633
Internet Software & Services 2.3%
Bankrate, Inc. (a)	97,495	1,694,463
Google, Inc., Class A (a)	3,094	1,797,181
Youku, Inc., ADR (a)	32,070	763,266
Total		4,254,910
IT Services 5.4%
Accenture PLC, Class A	72,801	4,156,937
VeriFone Systems, Inc. (a)	72,427	2,615,339
Visa, Inc., Class A	26,842	3,092,199
Total		9,864,475
Software 3.2%
Proofpoint, Inc. (a)	80,336	1,146,395
SolarWinds, Inc. (a)	101,675	4,662,815
Total		5,809,210
TOTAL INFORMATION TECHNOLOGY		37,518,132
MATERIALS 1.6%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	71,408	2,817,760
TOTAL MATERIALS		2,817,760
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Ziggo NV (a)	31,961	908,955
TOTAL TELECOMMUNICATION SERVICES		908,955
Total Common Stocks (Cost: $125,816,890)		$136,802,774

Issuer		Shares	Value

Preferred Stocks 1.2%
FINANCIALS 1.2%
Commercial Banks 1.2%
First Niagara Financial Group, Inc., 8.625% (b)		82,964	$2,262,428
TOTAL FINANCIALS			2,262,428
Total Preferred Stocks (Cost: $2,074,100)			$2,262,428

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)		104,072	$237,285
TOTAL ENERGY			237,285
Total Warrants (Cost: $169,553)			$237,285

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 3.6%
Aerospace & Defense 0.9%
TransDigm, Inc.
12/15/18	7.750%	$1,444,000	$1,534,250
Food and Beverage 0.8%
ARAMARK Corp.
02/01/15	8.500%	1,471,000	1,505,951
Media Non-Cable 0.3%
Nielsen Finance LLC/Co.
10/15/18	7.750%	490,000	526,750
REITs 0.1%
CBRE Services, Inc.
06/15/17	11.625%	187,000	211,310
Wireless 1.5%
Crown Castle International Corp. Senior Unsecured
11/01/19	7.125%	2,508,000	2,692,965
Total Corporate Bonds & Notes (Cost: $6,245,895)			$6,471,226

	Shares	Value

Money Market Funds 13.5%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	24,578,901	$24,578,901
Total Money Market Funds (Cost: $24,578,901)		$24,578,901

Total Investments
(Cost: $158,885,339) (e)	$170,352,614(f)
Other Assets & Liabilities, Net	11,867,705
Net Assets	$182,220,319

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,506,011	$139,299,716	$(141,226,826)	$—	$24,578,901	$15,985	$24,578,901

(e)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $158,885,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,430,000
Unrealized Depreciation	(5,962,000)
Net Unrealized Appreciation	$11,468,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$31,235,025	$5,070,372	$—	$36,305,397
Consumer Staples	382,972	—	—	382,972
Energy	10,399,344	—	—	10,399,344
Financials	17,248,085	4,991,328	—	22,239,413
Health Care	16,833,646	—	—	16,833,646
Industrials	9,397,155	—	—	9,397,155
Information Technology	37,518,132	—	—	37,518,132
Materials	2,817,760	—	—	2,817,760
Telecommunication Services	—	908,955	—	908,955
Preferred Stocks
Financials	—	2,262,428	—	2,262,428
Warrants
Energy	237,285	—	—	237,285
Total Equity Securities	126,069,404	13,233,083	—	139,302,487

Bonds
Corporate Bonds & Notes	—	6,471,226	—	6,471,226
Total Bonds	—	6,471,226	—	6,471,226

Other
Money Market Funds	24,578,901	—	—	24,578,901
Total Other	24,578,901	—	—	24,578,901
Total	$150,648,305	$19,704,309	$—	$170,352,614

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.2%
AIRPORT 4.9%
Minneapolis-St Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2005C (NPFGC/FGIC)
01/01/31	5.000%	$6,185,000	$6,459,985
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	2,000,000	2,297,400
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,554,613
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,608,260
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,025,291
Total			21,945,549
HEALTH SERVICES 3.6%
City of Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,700,704
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,076,230
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,063,620
05/15/26	5.250%	1,000,000	1,051,910
05/15/36	5.250%	9,000,000	9,273,240
Total			16,165,704
HIGHER EDUCATION 15.3%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	290,471
05/01/37	5.500%	6,000,000	6,202,980
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,356,970
Series 2010D
03/01/40	5.000%	2,515,000	2,760,539
College of Saint Benedict
Series 2011-7M
03/01/36	5.125%	275,000	286,853
College of St. Benedict
Series 2011-7M

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
03/01/31	5.000%	$300,000	$315,717
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	939,313
12/01/35	5.250%	1,000,000	1,080,980
12/01/40	5.125%	500,000	529,130
Series 2011-7J
12/01/40	6.300%	1,800,000	2,042,280
Gustavus Adolphus College
Series 2010-7B
10/01/35	4.750%	1,305,000	1,383,639
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	539,155
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,165,470
10/01/40	6.000%	4,000,000	4,547,640
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	572,655
03/01/23	4.750%	800,000	862,000
St. Catherine’s College
Series 2002-5-N1
10/01/32	5.375%	1,000,000	1,004,140
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	7,041,320
6th Series 2008U
10/01/28	4.750%	1,000,000	1,091,180
10/01/33	4.750%	825,000	890,381
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,362,696
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	4,024,729
6th Series 2009X
04/01/39	5.250%	6,000,000	6,490,620
St. Cloud Housing & Redevelopment Authority Revenue Bonds State University Foundation Project Series 2002
05/01/18	5.125%	3,000,000	3,007,740
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,140,510
Series 2011A
12/01/31	5.250%	5,000,000	6,008,900
12/01/36	5.000%	5,985,000	6,973,483
Total			67,911,491

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 23.9%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	$500,000	$516,120
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,132,123
05/01/20	5.000%	1,000,000	1,078,620
05/01/21	5.000%	1,500,000	1,596,870
05/01/37	5.250%	6,610,000	6,840,953
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,523,675
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,313,676
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,557,450
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07/01/30	5.875%	1,950,000	2,113,430
City of Rochester (b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	4,000,000	4,801,920
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	8,300,000	8,484,592
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,452,700
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,088,832
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,325,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	$1,750,000	$1,806,963
City of Winona
Refunding Revenue Bonds
Winona Health Obligation
Series 2012
07/01/34	5.000%	750,000	764,228
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,060,780
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,055,100
03/01/21	5.375%	1,045,000	1,102,371
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,060,930
11/01/37	5.750%	2,250,000	2,344,252
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,155,370
08/15/30	5.000%	2,500,000	2,617,300
08/15/35	5.250%	2,275,000	2,553,255
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,838,275
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,159,162
Series 2009A-1
11/15/29	5.250%	7,000,000	7,734,790
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,920,884
02/01/29	5.000%	3,000,000	3,170,280
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,085,220
11/15/30	6.000%	1,490,000	1,546,277
11/15/35	6.000%	3,500,000	3,609,725

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	$3,775,000	$3,911,240
Total			106,323,043
JOINT POWER AUTHORITY 0.4%
Central Minnesota Municipal Power Agency Revenue Bonds Brookings-Southeast Twin Cities Transmission Project Series 2012 (c)
01/01/42	5.000%	1,500,000	1,640,880
LOCAL APPROPRIATION 1.1%
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,512,440
Minnetrista Economic Development Authority Revenue Bonds Series 2009A
02/01/31	4.750%	400,000	432,248
Total			4,944,688
LOCAL GENERAL OBLIGATION 2.4%
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,177,400
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	584,935
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,229,411
County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A
02/01/23	5.000%	1,125,000	1,326,341
02/01/24	5.000%	1,170,000	1,379,395

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	$1,730,000	$1,798,664
Metropolitan Council Unlimited General Obligation Refunding Bonds Waste Water Series 2005B
05/01/25	5.000%	2,000,000	2,219,000
Total			10,715,146
MULTI-FAMILY 2.4%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A (FHLMC)
04/01/27	5.000%	2,500,000	2,708,350
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,671,345
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,055,820
12/01/30	6.000%	3,000,000	3,199,050
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,139,400
Total			10,773,965
MUNICIPAL POWER 12.7%
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,285,566
10/01/30	5.000%	3,800,000	4,014,472
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,934,555
Series 2005
10/01/30	5.000%	3,500,000	3,716,895
Series 2007
10/01/32	4.750%	3,000,000	3,204,960
Series 2010A
10/01/35	5.250%	7,000,000	7,755,720
Northern Municipal Power Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	$3,500,000	$3,836,560
Series 2008A
01/01/21	5.000%	3,500,000	4,038,020
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,734,040
Southern Minnesota Municipal Power Agency (d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,303,950
01/01/26	0.000%	10,000,000	6,142,700
Western Minnesota Municipal Power Agency Revenue Bonds Series 2003A (NPFGC)
01/01/26	5.000%	7,250,000	7,400,147
Total			56,367,585
NURSING HOME 2.4%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	1,053,850
11/01/46	7.000%	1,000,000	1,043,390
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	2,929,600
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	888,754
09/01/36	6.250%	925,000	982,711
09/01/42	6.375%	2,435,000	2,583,072
Minnesota Agricultural & Economic Development Board Unrefunded Revenue Bonds Evangelical Series 1997 (AMBAC)
12/01/22	5.150%	1,030,000	1,033,389
Total			10,514,766
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,625,295
POOL / BOND BANK 1.2%
City of Minneapolis

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	$1,000,000	$1,171,000
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,101,282
06/01/28	5.000%	1,500,000	1,548,150
Minneapolis Community Planning & Economic Development Department Limited Tax Revenue Bonds Common Bond Fund Series 1997-7A
06/01/12	5.500%	30,000	30,004
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,645,893
Total			5,496,329
PREP SCHOOL 1.6%
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,504,800
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,600,950
Total			7,105,750
REFUNDED / ESCROWED 2.1%
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	65,000	67,585
Puerto Rico Electric Power Authority Prerefunded 07/01/13 Revenue Bonds Series 2003NN (NPFGC) (e)
07/01/32	5.000%	2,820,000	2,964,187
State of Minnesota Prerefunded 11/01/12 Unlimited General Obligation Bonds Series 2002
11/01/15	5.250%	3,575,000	3,650,182
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	2,315,000	2,589,397
Total			9,271,351

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES 2.9%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	$3,385,000	$3,498,025
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,325,175
10/01/33	6.000%	3,000,000	3,144,390
10/01/47	6.250%	1,265,000	1,325,467
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,113,509
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,519,305
Total			12,925,871
SINGLE FAMILY 3.4%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,051,009	1,114,143
Revenue Bonds
Mortgage-Backed Securities Program-City Living
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	975,000	1,056,841
Minneapolis/St. Paul Housing Finance Board (a)
Revenue Bonds
Single Family Housing
Series 2005A-4 AMT
12/01/37	4.700%	70,131	72,393
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	630,000	683,399
Series 2009
01/01/40	5.100%	915,000	973,157
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2002B AMT
07/01/33	5.650%	1,345,000	1,345,000
Series 2006B AMT
07/01/26	4.750%	1,315,000	1,348,677
07/01/31	4.850%	1,760,000	1,795,552
Series 2006I AMT
07/01/26	5.050%	3,075,000	3,198,892

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Series 2006M AMT
01/01/37	5.750%	$1,300,000	$1,372,891
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	1,860,000	1,936,465
Total			14,897,410
SPECIAL NON PROPERTY TAX 5.3%
City of Lakeville
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	175,413
02/01/27	5.000%	225,000	216,938
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,666,247
12/15/29	5.000%	1,825,000	2,080,883
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (e)
08/01/41	5.250%	4,750,000	5,037,565
State of Minnesota
Revenue Bonds
Public Safety Radio
Series 2011
06/01/25	5.000%	1,950,000	2,266,446
Series 2000
06/01/30	6.000%	4,000,000	4,017,600
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,755,185
Series 2011A
01/01/42	5.125%	1,200,000	1,299,588
Total			23,515,865
SPECIAL PROPERTY TAX 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,540,000	2,603,018
STATE APPROPRIATED 5.0%
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12/01/23	5.000%	5,000,000	5,305,300
12/01/27	5.125%	10,815,000	11,382,788

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
University of Minnesota Revenue Bonds State Supported Biomed Science Research Series 2011B
08/01/36	5.000%	$5,000,000	$5,757,100
Total			22,445,188
STATE GENERAL OBLIGATION 0.6%
State of Minnesota Unlimited General Obligation Refunding Bonds Various Purpose Series 2010D
08/01/19	5.000%	2,000,000	2,513,820
STUDENT LOAN 0.7%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	3,000,000	3,316,320
TOBACCO 2.5%
Tobacco Securitization Authority
Refunding Revenue Bonds
Tobacco Settlement
Series 2011B
03/01/26	5.250%	2,000,000	2,282,280
03/01/31	5.250%	8,000,000	8,909,680
Total			11,191,960
WATER & SEWER 0.8%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,620,859

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Total Municipal Bonds (Cost: $393,337,356)			$427,831,853

Floating Rate Notes 1.6%
City of Center City Revenue Bonds Hazelden Foundation Project VRDN Series 2005 (U.S. Bank) (f)
11/01/35	0.220%	$4,125,000	$4,125,000
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank) (f)
11/15/35	0.200%	1,500,000	1,500,000
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank) (f)
05/01/25	0.240%	1,400,000	1,400,000
Total Floating Rate Notes (Cost: $7,025,000)			$7,025,000

		Shares	Value

Money Market Funds 1.3%
JPMorgan Tax Free Money Market Fund, 0.010% (g)		5,698,375	$5,698,375
Total Money Market Funds (Cost: $5,698,375)			$5,698,375
Total Investments
(Cost: $406,060,731) (h)			$440,555,228(i)
Other Assets & Liabilities, Net			4,142,905
Total Net Assets			$444,698,133

Notes to Portfolio of Investments
(a)	At May 31, 2012, the value of securities subject to alternative minimum tax was $18,974,004, representing 4.27% of net assets.
(b)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2012.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At May 31, 2012, the value of these securities amounted to $13,056,525 or 2.94% of net assets.

(f)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on May 31, 2012.

(g)	The rate shown is the seven-day current annualized yield at May 31, 2012.

(h)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $406,061,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,506,000
Unrealized Depreciation	(12,000)
Net Unrealized Appreciation	$34,494,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Municipal Bonds	$—	$427,831,853	$—	$427,831,853
Total Bonds	—	427,831,853	—	427,831,853

Other
Floating Rate Notes	—	7,025,000	—	7,025,000
Money Market Funds	5,698,375	—	—	5,698,375
Total Other	5,698,375	7,025,000	—	12,723,375
Total	$5,698,375	$434,856,853	$—	$440,555,228

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2012